FOUNDATIONS DYNAMIC CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 91.0%
	EQUITY - 91.0%
2,781	iShares Core S&P 500 ETF USD Class, USD Class				$ 1,588,618
11,745	iShares Core S&P Mid-Cap ETF				727,016
18,441	iShares Core S&P Small-Cap ETF				2,100,799
3,051	Vanguard Large-Cap ETF				796,586
8,451	Vanguard Total Stock Market ETF				2,374,984
					7,588,003

	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,716,523)				7,588,003

	TOTAL INVESTMENTS - 91.0% (Cost $7,716,523)				$ 7,588,003
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.0%				753,475
	NET ASSETS - 100.0%				$ 8,341,478

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(a)	Value and Unrealized Depreciation
100	Micro E-mini S&P 500 futures	Interactive Brokers	12/23/2024	$ 2,869,250	$ (77,781)
	TOTAL FUTURES CONTRACTS

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

ETF	- Exchange-Traded Fund

FOUNDATIONS DYNAMIC GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 94.7%
	EQUITY - 94.7%
18,054	iShares Core S&P U.S. Growth ETF				$ 2,362,547
20,757	Vanguard Growth ETF				7,948,270
7,497	Vanguard Mega Cap Growth ETF				2,398,365
5,712	Vanguard Mid-Cap Growth ETF				1,392,700
5,100	Vanguard Small-Cap Growth ETF				1,360,884
					15,462,766

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,841,803)				15,462,766

	TOTAL INVESTMENTS - 94.7% (Cost $15,841,803)				$ 15,462,766
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.3%				857,999
	NET ASSETS - 100.0%				$ 16,320,765

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Broker	Expiration	Notional Amount(a)	Value and Unrealized Depreciation
200	Micro E-mini S&P 500 futures	Interactive Brokers	12/23/2024	$ 5,738,500	$ (155,688)
	TOTAL FUTURES CONTRACTS

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

ETF	- Exchange-Traded Fund

FOUNDATIONS DYNAMIC INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.7%
	FIXED INCOME - 90.7%
18,356	BlackRock Ultra Short-Term Bond ETF	$ 930,190
8,763	Invesco Short Term Treasury ETF	924,847
13,835	iShares 0-3 Month Treasury Bond ETF	1,393,185
13,758	iShares 0-5 Year TIPS Bond ETF	1,385,843
30,853	SPDR Portfolio Short Term Corporate Bond ETF	925,899
11,898	Vanguard Short-Term Bond ETF	923,761
11,765	Vanguard Short-Term Corporate Bond ETF	922,611
18,968	Vanguard Short-Term Inflation-Protected Securities ETF	925,259
		8,331,595

	TOTAL EXCHANGE-TRADED FUNDS (Cost $8,350,463)	8,331,595

	TOTAL INVESTMENTS - 90.7% (Cost $8,350,463)	$ 8,331,595
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.3%	853,928
	NET ASSETS - 100.0%	$ 9,185,523

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

FOUNDATIONS DYNAMIC VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 88.6%
2,982	Avantis US Large Cap Value ETF	$ 196,544
1,498	Vanguard Dividend Appreciation ETF	290,897
2,261	Vanguard High Dividend Yield ETF	288,911
1,547	Vanguard Mega Cap Value ETF	195,742
1,162	Vanguard Mid-Cap Value ETF	192,869
959	Vanguard Small-Cap Value ETF	190,649
3,395	Vanguard Value ETF	584,483
		1,940,094

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,992,570)	1,940,094

	TOTAL INVESTMENTS - 88.6% (Cost $1,992,570)	$ 1,940,094
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.4%	250,666
	NET ASSETS - 100.0%	$ 2,190,760

ETF	- Exchange-Traded Fund